Hybrid Financial Instruments: Convertible debentures with embedded derivatives (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations
The fair value of the Conversion Right was estimated using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone Metals and consideration of calibrating the fair value of the Debentures to 98.5% of par

Schedule of Debenture Host Debt Instrument

Debenture host debt instrument	$

As at January 1, 2024	-
Additions	23,461,000
OID and Transaction issuance cost	(915,328)
Interest accrued	6,039,527
Interest paid in shares	(553,286)
Interest paid in cash	(1,796,105)
As at December 31, 2024	26,235,808
Interest accrued	4,851,367
Interest paid in shares	(713,590)
As at June 30, 2025	30,373,585

Schedule of Embedded Derivatives

Embedded derivatives	$

As at January 1, 2024	-
Additions	26,539,000
Fair value reassessment	(5,771,000)
As at December 31, 2024	20,768,000
Fair value reassessment	(14,145,000)
As at June 30, 2025	6,623,000

Total convertible debentures with embedded derivatives
As at June 30, 2025	36,996,585
As at December 31, 2024	47,003,808